Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Grants

In 2025, we did not grant any stock options, stock appreciation rights, or similar awards under the 2020 Plan and we do not currently plan to grant stock options, stock appreciation rights, or other similar appreciation-based awards as incentive compensation to any executive officer, non-employee director, or employee. Accordingly, we do not have a policy or practice in relation to the timing or the determination of the terms of a grant of options or other awards in relation to the disclosure of material non-public information. The Company does not coordinate the timing of equity awards with the release of material non-public information. Executive equity awards are generally granted on March 1 each year. Non-employee director equity awards are generally granted as of the date of each year’s annual meeting of shareholders. During 2025, we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Eric K. Aasmundstad [Member]
Awards Close in Time to MNPI Disclosures
Name	Eric K. Aasmundstad
Fair Value as of Grant Date	$ 51,718	[1],[2]
William R. Devlin [Member]
Awards Close in Time to MNPI Disclosures
Name	William R. Devlin
Fair Value as of Grant Date	$ 51,718	[1],[2]
Duaine C. Espegard [Member]
Awards Close in Time to MNPI Disclosures
Name	Duaine C. Espegard
Fair Value as of Grant Date	$ 51,718	[1],[2]
Cindy L. Launer [Member]
Awards Close in Time to MNPI Disclosures
Name	Cindy L. Launer	[3]
Fair Value as of Grant Date	$ 51,718	[1],[2]
Stephen V. Marlow [Member]
Awards Close in Time to MNPI Disclosures
Name	Stephen V. Marlow	[4]
Fair Value as of Grant Date		[1],[2]
Prakash Mathew [Member]
Awards Close in Time to MNPI Disclosures
Name	Prakash Mathew
Fair Value as of Grant Date	$ 51,718	[1],[2]
Jeffrey R. Missling [Member]
Awards Close in Time to MNPI Disclosures
Name	Jeffrey R. Missling
Fair Value as of Grant Date	$ 51,718	[1],[2]
David L. Stende [Member]
Awards Close in Time to MNPI Disclosures
Name	David L. Stende	[5]
Fair Value as of Grant Date	$ 51,718	[1],[2]

[1]	As of December 31, 2025, Mr. Aasmundstad had 12,624 RSUs, Mr. Devlin had 5,424 RSUs, Mr. Espegard had 15,024 RSUs, Mr. Mathew had 7,324 RSUs, Mr. Missling had 5,424 RSUs and Mr. Stende had 3,924 RSUs. For Ms. Launer’s holdings as of December 31, 2025, please see “Outstanding Equity Awards at December 31, 2025” under the “Executive Compensation” section of this proxy statement.
[2]	On May 21, 2025, each non-employee director was granted 3,924 restricted stock units. The grant date fair value was $51,718, computed in accordance with FASB ASC Topic 718 using the closing price of our common stock on the grant date. These RSUs vest at the 2026 Annual Meeting, although three of the directors have elected to defer receipt of their shares until a later date. Estimated forfeitures are included in the determination of compensation costs.
[3]	Ms. Launer was appointed Chief Executive Officer on October 10, 2025. The compensation she received for serving as CEO is reported in the “Executive Compensation” section of this proxy statement. See the Compensation Discussion and Analysis for discussion of this compensation.
[4]	Mr. Marlow did not stand for re-election at the 2025 Annual Meeting and his service terminated on May 20, 2025.
[5]	Mr. Stende was appointed to the Board effective April 1, 2025.